CHANGE IN FISCAL YEAR	9 Months Ended
Sep. 30, 2024
Change In Fiscal Year
CHANGE IN FISCAL YEAR

NOTE 20 — CHANGE IN FISCAL YEAR

In connection with the Business Combination, the Company changed its fiscal year from November 30 to December 31. The Company has recently reported its audited financial statements on form 10-K for the year ended November 30, 2023. The Company’s financial statement for one month of December 2023, that were not previously reported include expenses related to business combination, ordinary business expenses and investment income.

HWH INTERNATIONAL INC.

(Formerly known as Alset Capital Acquisition Corp.)
CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2023
ASSETS
Current assets:
Cash	$280,398
Other current assets	100,000
Total current assets	380,398

Cash and marketable securities held in Trust Account	21,346,768
Total assets	$21,727,166

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable and accrued expenses	$30,155
Extension Loan – Related Party	205,305
Total current liabilities	235,460

Deferred underwriting compensation	3,018,750
Total liabilities	3,254,210

Commitments and contingencies	-

Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023	20,457,011

Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; 473,750 issued and outstanding (excluding 1,976,036 shares subject to possible redemption) as of December 31, 2023	47
Class B common stock, $0.0001 par value; 5,000,000 shares authorized; 2,156,250 shares issued and outstanding as of December 31, 2023	216

Accumulated deficit	(1,984,318)
Total stockholders’ deficit	(1,984,055)
Total liabilities and stockholders’ deficit	$21,727,166

HWH INTERNATIONAL INC.

(Formerly known as Alset Capital Acquisition Corp.)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

For the One
Month Ended
December 31, 2023
EXPENSES
Administration fee - related party	$10,000
General and administrative	610,841
TOTAL EXPENSES	620,841

OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account	94,130
Other Income	155,763
TOTAL OTHER INCOME	249,893

Pre-tax loss	370,948

Income tax expense	-

Net loss	$370,948